Basis of Preparation - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) $ / $ ExchangeRate	Sep. 30, 2019 MXN ($) $ / $ ExchangeRate	Jan. 01, 2019
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate | $ / $	19.7420	19.7420
Increase decrease in foreign currency exchange rate	3.42%	3.42%
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 5,000	$ 5,000
Weighted average incremental borrowing rate			7.27%
Foreign currency exchange [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate | ExchangeRate	19.0660	19.0660